Supplemental Guarantor Financial Information (Condensed Consolidating Statements Of Cash Flow) (Details) (USD $) In Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net cash provided by (used in) operating activities	$ 101.5	$ 42.0	$ 155.0	$ 245.8	$ 274.6
Additions to property, plant and equipment	(41.5)	(25.7)	(80.1)	(81.0)	(85.6)
Other investing activities		0.1
Net cash used in investing activities	(41.5)	(25.6)	(80.0)	(80.8)	(124.3)
Issuance of long-term notes	322.5
Long-term notes issuance costs	(6.2)				(9.4)
Repayments of borrowings	(306.8)			(43.2)	(5.0)
Purchases of treasury stock	(101.4)		(398.8)		(111.3)
Changes in cash overdrafts	12.6	5.2	7.5	2.2	(16.8)
Proceeds from exercise of stock options	2.1	1.3	4.0	0.7
Change in intercompany receivable/payable
Net cash (used in) provided by financing activities	(77.2)	6.5	(413.8)	(71.6)	154.8
Net increase (decrease) in cash and cash equivalents	(17.2)	22.9	(338.8)	93.4	305.1
Cash and cash equivalents, beginning of period	569.4	908.2	908.2	814.8	509.7
Cash and cash equivalents, end of period	552.2	931.1	569.4	908.2	814.8
RadioShack Corporation [Member]
Net cash provided by (used in) operating activities	72.3	(28.5)
Additions to property, plant and equipment	(31.0)	(25.0)
Other investing activities		0.1
Net cash used in investing activities	(31.0)	(24.9)
Issuance of long-term notes	322.5
Long-term notes issuance costs	(6.2)
Repayments of borrowings	(306.8)
Purchases of treasury stock	(101.4)
Changes in cash overdrafts	12.6	5.2
Proceeds from exercise of stock options	2.1	1.3
Change in intercompany receivable/payable	117.9	53.9
Net cash (used in) provided by financing activities	40.7	60.4
Net increase (decrease) in cash and cash equivalents	82.0	7.0
Cash and cash equivalents, beginning of period	109.7	77.8	77.8
Cash and cash equivalents, end of period	191.7	84.8
Guarantor Subsidiaries [Member]
Net cash provided by (used in) operating activities	54.8	81.5
Additions to property, plant and equipment	(10.2)	(0.2)
Other investing activities
Net cash used in investing activities	(10.2)	(0.2)
Issuance of long-term notes
Long-term notes issuance costs
Repayments of borrowings
Purchases of treasury stock
Changes in cash overdrafts
Proceeds from exercise of stock options
Change in intercompany receivable/payable	(130.9)	(56.0)
Net cash (used in) provided by financing activities	(130.9)	(56.0)
Net increase (decrease) in cash and cash equivalents	(86.3)	25.3
Cash and cash equivalents, beginning of period	427.4	802.0	802.0
Cash and cash equivalents, end of period	341.1	827.3
Non-Guarantor Subsidiaries [Member]
Net cash provided by (used in) operating activities	(25.6)	(11.0)
Additions to property, plant and equipment	(0.3)	(0.5)
Other investing activities
Net cash used in investing activities	(0.3)	(0.5)
Issuance of long-term notes
Long-term notes issuance costs
Repayments of borrowings
Purchases of treasury stock
Changes in cash overdrafts
Proceeds from exercise of stock options
Change in intercompany receivable/payable	13.0	2.1
Net cash (used in) provided by financing activities	13.0	2.1
Net increase (decrease) in cash and cash equivalents	(12.9)	(9.4)
Cash and cash equivalents, beginning of period	32.3	28.4	28.4
Cash and cash equivalents, end of period	19.4	19.0
Eliminations [Member]
Net cash provided by (used in) operating activities
Additions to property, plant and equipment
Other investing activities
Net cash used in investing activities
Issuance of long-term notes
Long-term notes issuance costs
Repayments of borrowings
Purchases of treasury stock
Changes in cash overdrafts
Proceeds from exercise of stock options
Change in intercompany receivable/payable
Net cash (used in) provided by financing activities
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period